S000000286 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	114 Months Ended	120 Months Ended	143 Months Ended	347 Months Ended	447 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Lipper General & Insured Municipal Debt Funds Classification Average (reflects no deduction for taxes or sales loads)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	3.35%	0.56%		2.13%
S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	4.26%	1.06%		2.44%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		(1.53%)	(1.34%)		1.55%
Performance Inception Date								Oct. 03, 1988
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(1.55%)	(1.36%)		1.54%
Performance Inception Date								Oct. 03, 1988
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.73%	(0.26%)		1.98%
Performance Inception Date								Oct. 03, 1988
Class I
Prospectus [Line Items]
Average Annual Return, Percent		3.00%	(0.29%)		2.19%
Performance Inception Date							Feb. 06, 1997
Class C
Prospectus [Line Items]
Average Annual Return, Percent		1.95%	(1.29%)		1.34%
Performance Inception Date						Feb. 10, 2014
Class R6
Prospectus [Line Items]
Average Annual Return, Percent		3.03%	(0.26%)	1.75%
Performance Inception Date				Jun. 30, 2016
Class R6 | Lipper General & Insured Municipal Debt Funds Classification Average (reflects no deduction for taxes or sales loads)
Prospectus [Line Items]
Average Annual Return, Percent	[1]			1.75%
Class R6 | S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]			2.11%

[1]	Represents the average annualized total return for all reporting funds in the Lipper General & Insured Municipal Debt Funds Classification.
[2]	An index designed to measure the performance of the tax-exempt U.S. municipal bond market.